Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
Cohen & Steers Institutional Realty Shares, Inc.
Account Value [Line Items]
Line Graph and Table Measure Name											Fund
Accumulated Value	$ 1,000,000	$ 1,059,086	$ 1,137,976	$ 1,092,568	$ 1,453,215	$ 1,415,861	$ 2,017,157	$ 1,518,373	$ 1,711,495	$ 1,818,319	$ 1,874,449
Cohen & Steers Institutional Realty Shares, Inc. | S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name											S&P 500 Index
Accumulated Value	1,000,000	1,119,599	1,364,025	1,304,222	1,714,874	2,030,390	2,613,222	2,139,945	2,702,486	3,378,640	$ 3,982,741
Cohen & Steers Institutional Realty Shares, Inc. | Linked Index
Account Value [Line Items]
Line Graph and Table Measure Name											Linked Index1
Accumulated Value	$ 1,000,000	$ 1,085,187	$ 1,141,898	$ 1,089,112	$ 1,391,215	$ 1,319,963	$ 1,865,087	$ 1,399,776	$ 1,558,738	$ 1,635,464	$ 1,672,591